Intangible Assets, Estimated Amortization Expense (Details) $ in Thousands	Mar. 31, 2015 USD ($)
Future estimated amortization expense is as follows [Abstract]
2015	$ 155
2016	0
2017	0
2018	0
2019	0
Thereafter	0
Total	$ 155